Income Tax (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Percentage of statutory tax rate	25.00%	25.00%
Net profit (in Dollars)	$ 37,766	$ 8,378	$ 2,674,612	$ 1,269,073	$ 512,122
Taxable operating losses carried forward	5 years
Income tax rate	24.00%	26.00%	16.50%
Deferred tax assets, net (in Dollars)	$ 10,859,094		$ 9,734,267	7,172,814
Valuation allowance (in Dollars)	1,286
Percentage of assessable profits			16.50%
Net profit (in Dollars)			$ 156,842	$ 218,121
Percentage of tax rate			10.00%
Operating losses carried forward percentage			5.00%
Uniform tax rate					25.00%
Previously Reported [Member]
Income Tax [Line Items]
Deferred tax assets, net (in Dollars)			$ 7,156,011
Valuation allowance (in Dollars)
Inland Revenue, Singapore (IRAS) [Member]
Income Tax [Line Items]
Tax rate	10.00%
State Administration of Taxation, China [Member]
Income Tax [Line Items]
Income tax rate	25.00%
Percentage of tax rate			25.00%
Uniform tax rate			25.00%	25.00%
Australian Taxation Office [Member]
Income Tax [Line Items]
Percentage of tax rate			10.00%
Hong Kong [Member]
Income Tax [Line Items]
Percentage of statutory tax rate	8.25%
Net profit (in Dollars)	$ 2,569	1,934	$ 1,908
Income tax rate	8.25%		8.25%
Percentage of assessable profits			8.25%
Net profit (in Dollars)	$ 2,000,000		$ 2,000,000
Hong Kong [Member] | AGM Technology, and AGM Defi Tech [Member]
Income Tax [Line Items]
Percentage of statutory tax rate	16.50%
Net profit (in Dollars)	$ 2,000,000
Income tax rate	16.50%
China [Member]
Income Tax [Line Items]
Percentage of statutory tax rate	25.00%		25.00%
Net profit (in Dollars)	$ 28,757		$ 2,666,264	$ 1,262,629	$ 508,737
Tax rate	10.00%
China [Member] | State Administration of Taxation, China [Member]
Income Tax [Line Items]
Uniform tax rate	25.00%